Initial Public Offering	2 Months Ended	9 Months Ended
	Feb. 12, 2021	Sep. 30, 2021
Initial Public Offering Disclosure [Abstract]
Initial Public Offering
Note 4 — Initial Public Offering
On February 12, 2021, the Company consummated its Initial Public Offering of 34,500,000 Units, including the exercise of the underwriters’ option to purchase 4,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.2 million, of which approximately $12.1 million in deferred underwriting commissions. Of the 34,500,000 Units sold, an aggregate of 2,405,700 Units were purchased by the Anchor Investors
.
Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

Note
3
 — Initial Public Offering
On February 12, 2021, the Company consummated its Initial Public Offering of 34,500,000 Units, including the exercise of the underwriters’ option to purchase 4,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.2 million, of which approximately $12.1 million in deferred underwriting commissions. Of the 34,500,000 Units sold, an aggregate of 2,405,700 Units were purchased by the Anchor Investors.
Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).